UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-07326
                                                    -----------

                          Gabelli Investor Funds, Inc.
                      ------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
                      ------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
                      ------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-800-422-3554
                                                           --------------

                      Date of fiscal year end: December 31
                                               -----------

                    Date of reporting period: March 31, 2006
                                              --------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


THE GABELLI ABC FUND
SCHEDULE OF INVESTMENTS -- MARCH 31, 2006 (UNAUDITED)
================================================================================

                                                   MARKET
      SHARES                                       VALUE*
      ------                                       ------
              COMMON STOCKS -- 58.1%
              AUTOMOTIVE: PARTS AND ACCESSORIES -- 1.6%
       26,537 BERU AG .........................$  2,587,195
       45,000 Dana Corp. ......................      67,950
        5,000 Federal-Mogul Corp.+ ............       1,600
                                               ------------
                                                  2,656,745
                                               ------------
              AVIATION: PARTS AND SERVICES -- 0.2%
          500 Aviall Inc.+ ....................      19,040
       40,000 Fairchild Corp., Cl. A+ .........     104,000
        8,000 Kaman Corp. .....................     201,280
                                               ------------
                                                    324,320
                                               ------------
              BROADCASTING -- 0.4%
       10,000 Cogeco Inc. .....................     241,041
       60,000 Crown Media Holdings Inc.,
               Cl. A+ .........................     380,400
          500 Salem Communications Corp.,
               Cl. A+ .........................       7,505
                                               ------------
                                                    628,946
                                               ------------
              BUSINESS SERVICES -- 0.0%
        2,000 TNS Inc.+ .......................      42,360
                                               ------------
              CABLE AND SATELLITE -- 1.3%
       70,000 Cablevision Systems Corp.,
               Cl. A+ .........................   1,869,000
       12,000 PanAmSat Holding Corp. ..........     297,840
                                               ------------
                                                  2,166,840
                                               ------------
              COMPUTER HARDWARE -- 0.0%
        1,000 Maxtor Corp.+ ...................       9,560
                                               ------------
              COMPUTER SOFTWARE AND SERVICES -- 1.3%
       40,000 Anteon International Corp.+ .....   2,182,400
        1,000 MatrixOne Inc.+ .................       7,160
    1,215,000 StorageNetworks Inc. Escrow+ (a)       36,450
                                               ------------
                                                  2,226,010
                                               ------------
              CONSUMER PRODUCTS -- 1.4%
       50,000 Body Shop International plc .....     257,571
       60,000 Levcor International Inc.+ ......      58,500
        1,000 Maytag Corp. ....................      21,330
       60,000 Packaging Dynamics Corp. ........     831,000
       65,000 Revlon Inc., Cl. A+ .............     205,400
       32,700 Water Pik Technologies Inc.+ ....     906,117
                                               ------------
                                                  2,279,918
                                               ------------
              CONSUMER SERVICES -- 0.3%
        3,000 Education Management Corp.+ .....     124,800
       12,000 IAC/InterActiveCorp+ ............     353,640
                                               ------------
                                                    478,440
                                               ------------
              DIVERSIFIED INDUSTRIAL -- 3.3%
        6,000 Ampco-Pittsburgh Corp. ..........     120,000
      161,000 BOC Group plc ...................   4,327,310
       55,120 Harbor Global Co. Ltd.+ .........     496,080
        3,000 Katy Industries Inc.+ ...........      10,770
       48,900 WHX Corp.+ ......................     496,335
                                               ------------
                                                  5,450,495
                                               ------------
              ELECTRONICS -- 1.1%
       30,000 Excel Technology Inc.+ ..........     884,100
          500 Leica Geosystems AG .............     238,561
       75,000 Monolithic System
               Technology Inc.+ ...............     664,500
        1,140 Safran SA .......................      28,901
                                               ------------
                                                  1,816,062
                                               ------------
              ENERGY AND UTILITIES -- 4.7%
      160,000 Endesa SA .......................   5,165,418
       30,000 KeySpan Corp. ...................   1,226,100
       11,421 Mirant Corp.+ ...................     285,522
       23,000 Northeast Utilities .............     449,190
          715 Petrohawk Energy Corp.+ .........       9,796
       25,000 Progress Energy Inc., CVO+ ......       8,250
        8,000 Remington Oil & Gas Corp.+ ......     345,760

                                                   MARKET
      SHARES                                       VALUE*
      ------                                       ------
       44,000 Suez SA, Strips+ ................$        533
       44,000 TransMontaigne Inc.+ ............     431,640
                                               ------------
                                                  7,922,209
                                               ------------
              ENTERTAINMENT -- 0.1%
        1,001 Chestnut Hill Ventures+ (a) .....      21,501
        1,000 Discovery Holding Co., Cl. A+ ...      15,000
       10,000 Liberty Media Corp., Cl. A+ .....      82,100
                                               ------------
                                                    118,601
                                               ------------
              ENVIRONMENTAL SERVICES -- 1.5%
       80,000 Duratek Inc.+ ...................   1,752,000
       20,000 Engelhard Corp. .................     792,200
                                               ------------
                                                  2,544,200
                                               ------------
              EQUIPMENT AND SUPPLIES -- 4.3%
      300,000 Artesyn Technologies Inc.+ ......   3,285,000
       25,000 Baldwin Technology Co. Inc.,
               Cl. A+ .........................     155,750
        4,500 HeidelbergCement AG .............     513,706
      800,000 Pilkington plc ..................   2,251,681
       25,000 Stewart & Stevenson
               Services Inc. ..................     912,000
                                               ------------
                                                  7,118,137
                                               ------------
              FINANCIAL SERVICES -- 1.1%
        3,000 Amvescap plc, ADR ...............      56,580
       10,000 Argonaut Group Inc.+ ............     355,500
        4,000 Bank of America Corp. ...........     182,160
       15,000 Fifth Third Bancorp .............     590,400
        1,000 First Data Corp. ................      46,820
       16,000 Gold Banc Corp. Inc. ............     293,120
        4,000 H&R Block Inc. ..................      86,600
        3,000 Independence Community
               Bank Corp. .....................     125,040
        1,500 Leucadia National Corp. .........      89,490
        2,518 NewAlliance Bancshares Inc. .....      36,335
                                               ------------
                                                  1,862,045
                                               ------------
              FOOD AND BEVERAGE -- 0.6%
       20,000 Denny's Corp.+ ..................      95,200
          500 Genesee Corp., Cl. A+ ...........         815
       12,200 Genesee Corp., Cl. B+ ...........      19,337
      142,100 Grupo Continental SA ............     237,666
       10,000 Pernod-Ricard SA, ADR ...........     475,100
        4,000 Vincor International Inc. .......     107,890
                                               ------------
                                                    936,008
                                               ------------
              HEALTH CARE -- 7.8%
       50,000 Abgenix Inc.+ ...................   1,125,000
          234 Allergan Inc. ...................      25,403
       78,000 Andrx Corp.+ ....................   1,851,720
      140,000 Chiron Corp.+ ...................   6,413,400
       23,000 IMS Health Inc. .................     592,710
       25,000 Schering AG .....................   2,599,130
        2,500 Schering AG, ADR ................     259,775
       10,000 Serono SA, ADR ..................     174,100
                                               ------------
                                                 13,041,238
                                               ------------
              HOTELS AND GAMING -- 2.6%
       65,000 Aztar Corp.+ ....................   2,729,350
       24,000 GTECH Holdings Corp. ............     817,200
       13,000 Las Vegas Sands Corp.+ ..........     736,580
                                               ------------
                                                  4,283,130
                                               ------------
              METALS AND MINING -- 1.6%
       20,000 Alcan Inc. ......................     914,600
        7,000 Barrick Gold Corp. ..............     190,680
       27,000 Falconbridge Ltd. ...............     944,890
       14,000 Gold Fields Ltd., ADR ...........     307,720
       12,500 Novelis Inc. ....................     257,125
       10,000 Royal Oak Mines Inc.+ ...........          70
                                               ------------
                                                  2,615,085
                                               ------------

THE GABELLI ABC FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- MARCH 31, 2006 (UNAUDITED)
================================================================================

                                                   MARKET
      SHARES                                       VALUE*
      ------                                       ------
              COMMON STOCKS (CONTINUED)
              PUBLISHING -- 1.2%
       24,000 Dow Jones & Co. Inc. ............$    943,200
       39,000 Thomas Nelson Inc. ..............   1,140,750
                                               ------------
                                                  2,083,950
                                               ------------
              REAL ESTATE -- 9.5%
      267,800 Arden Realty Inc. ...............  12,085,814
        4,000 Capital Title Group Inc. ........      30,840
       10,000 CarrAmerica Realty Corp. ........     446,100
       72,000 Griffin Land & Nurseries Inc.+ ..   2,232,000
          316 HomeFed Corp. ...................      20,224
      100,000 MeriStar Hospitality Corp.+ .....   1,038,000
          500 ProLogis ........................      26,750
                                               ------------
                                                 15,879,728
                                               ------------
              RETAIL -- 1.2%
       80,000 Albertson's Inc. ................   2,053,600
        1,000 Saks Inc.+ ......................      19,300
                                               ------------
                                                  2,072,900
                                               ------------
              TELECOMMUNICATIONS -- 2.4%
       15,000 Corning Inc.+ ...................     403,650
        2,000 Intrado Inc.+ ...................      51,960
      255,000 Portugal Telecom SGPS SA ........   3,093,325
        6,000 Portugal Telecom SGPS SA, ADR ...      73,320
        3,000 Telegroup Inc.+ .................           1
       10,000 Verizon Communications Inc. .....     340,600
                                               ------------
                                                  3,962,856
                                               ------------
              TRANSPORTATION -- 0.1%
       15,000 Associated British Ports
               Holdings plc ...................     188,552
                                               ------------
              WIRELESS COMMUNICATIONS -- 8.5%
          500 American Tower Corp., Cl. A+ ....      15,160
       14,000 Metricom Inc.+ ..................          18
      480,000 Nextel Partners Inc.,
               Cl. A+ .........................  13,593,600
       10,000 Telesystem International
               Wireless Inc. ..................          80
       10,000 United States Cellular Corp.+ ...     593,600
       50,000 Winstar Communications Inc.+ (a)           50
                                               ------------
                                                 14,202,508
                                               ------------
              TOTAL COMMON STOCKS .............  96,910,843
                                               ------------
              PREFERRED  STOCKS  -- 0.0%
              COMMUNICATIONS EQUIPMENT -- 0.0%
              RSL Communications Ltd.,
        2,000  7.500% Cv. Pfd., Ser. A+ (a)(b)            0
        1,000  7.500% Cv. Pfd.+ (a)(b) ........           0
                                               ------------
                                                          0
                                               ------------
              HOME FURNISHINGS -- 0.0%
        8,000 O'Sullivan Industries Holdings Inc.,
               12.000% Pfd.+ ..................           6
                                               ------------
              TOTAL PREFERRED STOCKS ..........           6
                                               ------------
     PRINCIPAL
      AMOUNT
     --------
              CORPORATE BONDS -- 0.6%
              BUSINESS SERVICES -- 0.6%
  $ 1,500,000 GP Strategies Corp.,
               Sub. Deb.,6.000%,
               08/14/08 (a)(c) ................     994,048
                                               ------------
              COMPUTER SOFTWARE AND SERVICES -- 0.0%
      100,000 Exodus Communications Inc.,
               Sub. Deb. Cv.,
               5.250%, 02/15/08+ (a)(b) .......           0
                                               ------------
              RETAIL -- 0.0%
      200,000 RDM Sports Group Inc.,
               Sub. Deb.,8.000%,
               08/15/03+ (a)(b) ...............           0
                                               ------------

    PRINCIPAL                                      MARKET
     AMOUNT                                        VALUE*
    --------                                       ------
              TRANSPORTATION -- 0.0%
   $  850,000 Builders Transport Inc.,
               Sub. Deb. Cv.,
               6.500%, 05/01/11+ (a)(b) .......$          0
                                               ------------
              TOTAL CORPORATE BONDS ...........     994,048
                                               ------------
      SHARES
      --------
              WARRANTS -- 0.3%
              BUSINESS SERVICES -- 0.3%
      196,823 GP Strategies Corp.,
               expire 08/14/08+ (a)(c) ........     439,226
                                               ------------
              CONSUMER PRODUCTS -- 0.0%
       10,396 Pillowtex Corp.,
               expire 11/24/09+ ...............           1
                                               ------------
              DIVERSIFIED INDUSTRIAL -- 0.0%
      284,777 National Patent
               Development Corp.,
               expire 08/14/08+ (a)(c) ........      75,011
        6,533 WHX Corp., expire 02/28/08+ .....       6,860
                                               ------------
                                                     81,871
                                               ------------
              TOTAL WARRANTS ..................     521,098
                                               ------------
     PRINCIPAL
      AMOUNT
     ---------
              U.S. GOVERNMENT OBLIGATIONS -- 41.0%
  $68,885,000 U.S. Treasury Bills,
               4.327% to 4.756%++,
               04/06/06 to 09/07/06 ...........  68,375,487
                                               ------------
              TOTAL INVESTMENTS -- 100.0%
               (Cost $161,760,509) ............$166,801,482
                                               ============
----------------
              For Federal tax purposes:
              Aggregate cost ..................$161,760,509
                                               ============
              Gross unrealized appreciation ...$ 6,462,863 Gross unrealized depreciation ... (1,421,890)
                                               ------------
              Net unrealized appreciation
               (depreciation) .................$  5,040,973
                                               ============
----------------

 (a) Security fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing valuation of comparable securities and other factors on a regular basis. At March 31, 2006, the market value of fair valued securities amounted to $1,566,286 or 0.94% of total investments.
 (b) Security in default.
 (c) At March 31, 2006, the Fund held investments in restricted and illiquid securities amounting to $1,508,285 or 0.86% of net assets, which were valued under methods approved by the Board as follows:

ACQUISITION                                                           03/31/06
  SHARES/                                                             CARRYING
 PRINCIPAL                             ACQUISITION  ACQUISITION        VALUE
  AMOUNT    ISSUER                        DATE         COST           PER UNIT
 --------   ------                     -----------  -----------       --------
   284,777  National Patent Development Corp.
             warrants expire
             08/14/08 .................. 11/24/04   $     0.00       $  0.2634
   196,823  GP Strategies Corp.
             warrants expire
             08/14/08 .................. 08/08/03      477,799          2.2316
$1,500,000  GP Strategies Corp.,
             Sub. Deb., 6.000%,
             08/14/08 .................. 08/08/03    1,022,201         66.2699
 +   Non-income producing security.
 ++  Represents annualized yield at date of purchase.
 ADR American Depository Receipt
 CVO Contingent Value Obligation
 * Portfolio securities are valued at the last quoted sale price or closing values. If these are unavailable, then the average of the closing bid and asked prices is used. If there is no asked price, the security is valued at the closing bid price on that day. Debt instruments are valued at the average of the closing bid and asked prices. If the security matures in 60 days or less and is not credit-impaired, it is valued at amortized cost. All securities and assets for which market quotations are not readily available or any security that the Board determines does not reflect its fair market value are valued in good faith under procedures established by the Board.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Gabelli Investor Funds, Inc.
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date     May 1, 2006
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date     May 1, 2006
    ----------------------------------------------------------------------------


By (Signature and Title)* /s/ Agnes Mullady
                         -------------------------------------------------------
                          Agnes Mullady, Principal Financial Officer & Treasurer


Date     May 1, 2006
    ----------------------------------------------------------------------------




* Print the name and title of each signing officer under his or her signature.